Accrued Severance Pay (Deposits With Insurance Companies And Severance Pay Funds)	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay (Deposits With Insurance Companies And Severance Pay Funds) [Abstract]
Accrued Severance Pay (Deposits With Insurance Companies And Severance Pay Funds)
NOTE 7	-	ACCRUED SEVERANCE PAY (DEPOSITS WITH INSURANCE COMPANIES AND SEVERANCE PAY FUNDS)

Until April 30, 2009 the Company's liability for severance pay in Israel was calculated pursuant to Israeli severance pay law based on the most recent salary of an employee multiplied by the number of years of employment as of the balance sheet date. Starting May 1, 2009, and only for employment periods after May 1, 2009, the calculation was changed, based on a certain provision of the Israeli law that allows the Company to recognize the accumulated funds deposited in monthly deposits with severance pay funds and insurance policies as the fulfillment of the Company's liability for severance pay, subject to such monthly deposits being in line with the requirements of said provision of the law. There was no change in the calculation of the Company's liability for severance pay in Israel for employment periods before May 1, 2009.

The Company's liability for all of its employees is funded by monthly deposits with severance pay funds and insurance policies. An accrual is set up for any unfunded amount.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements. The value of the deposited funds is based on the cash surrender value of the policies.